DUE TO OFFICERS/STOCKHOLDERS	3 Months Ended
Jun. 30, 2013
Notes to Financial Statements
DUE TO OFFICERS/STOCKHOLDERS

7. DUE TO OFFICERS/STOCKHOLDERS

As of December 31, 2011 and 2012, Due to officers/stockholders was comprised of unsecured advances from three officers/stockholders and one stockholder. As of June 30, 2013, amounts payable to two officer/stockholders and two stockholders comprised Due to officers/stockholders.  One of the officers resigned on March 22, 2013 and is solely a stockholder.  The other stockholder had resigned as an officer in a prior year. These loans are payable on demand without interest.